1
Gabelli SRI Fund, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 96.6%
Automotive — 3.6%
7,641 Daimler Truck Holding AG ......................... $ 306,693
2,875 Mercedes-Benz Group AG ......................... 168,463
1,700 Toyota Motor Corp., ADR .......................... 300,101
775,257
Automotive: Parts and Accessories — 0.8%
4,000 Dana Inc. ................................................. 53,320
1,000 Genuine Parts Co. ..................................... 119,140
172,460
Beverage — 0.8%
1,000 Danone SA ............................................... 76,599
1,415 The Coca-Cola Co. .................................... 101,343
177,942
Broadcasting — 1.3%
15,000 TEGNA Inc. .............................................. 273,300
Building and Construction — 3.7%
1,500 Arcosa Inc. ............................................... 115,680
10,800 Canfor Corp.† ........................................... 113,325
690 Cavco Industries Inc.† .............................. 358,545
1,400 Johnson Controls International plc ............ 112,154
520 Lennar Corp., Cl. A ................................... 59,685
325 Lennar Corp., Cl. B ................................... 35,448
794,837
Business Services — 2.2%
205 Aon plc, Cl. A ........................................... 81,814
18,000 Havas NV† ............................................... 25,594
170 Mastercard Inc., Cl. A ............................... 93,180
500 UL Solutions Inc., Cl. A ............................. 28,200
5,000 Vestis Corp. ............................................. 49,500
600 Visa Inc., Cl. A .......................................... 210,276
488,564
Cable and Satellite — 1.3%
7,800 Comcast Corp., Cl. A ................................ 287,820
Computer Hardware — 1.3%
542 Apple Inc. ................................................ 120,394
680 International Business Machines Corp. ...... 169,089
289,483
Computer Software and Services — 4.2%
70 Adobe Inc.† .............................................. 26,847
1,240 Alphabet Inc., Cl. A ................................... 191,754
1,505 Cisco Systems Inc. ................................... 92,873
2,015 Dassault Systemes SE .............................. 76,128
275 Manhattan Associates Inc.† ...................... 47,586
440 Microsoft Corp. ........................................ 165,171
665 Oracle Corp. ............................................. 92,974
410 Palo Alto Networks Inc.† .......................... 69,962
310 Salesforce Inc. ......................................... 83,192
Shares
Market
Value
425 Snowflake Inc., Cl. A† ............................... $ 62,118
908,605
Consumer Products — 7.2%
3,000 Church & Dwight Co. Inc. ......................... 330,270
5,000 Edgewell Personal Care Co. ...................... 156,050
28,400 Sony Group Corp., ADR ............................ 721,076
4,800 Spectrum Brands Holdings Inc. ................ 343,440
1,550,836
Consumer Services — 1.7%
515 Amazon.com Inc.† ................................... 97,984
4,000 API Group Corp.† ..................................... 143,040
7,000 Resideo Technologies Inc.† ...................... 123,900
364,924
Diversified Industrial — 2.3%
7,960 ABB Ltd., ADR .......................................... 415,034
235 Eaton Corp. plc ......................................... 63,880
500 Flex Ltd.† ................................................. 16,540
495,454
Energy and Utilities — 2.2%
5,500 NextEra Energy Inc. .................................. 389,895
1,275 Sempra .................................................... 90,984
480,879
Entertainment — 3.4%
7,000 Atlanta Braves Holdings Inc., Cl. C† .......... 280,070
1,445 Madison Square Garden Sports Corp.† ..... 281,370
835 The Walt Disney Co. ................................. 82,415
35,000 Vivendi SE ................................................ 104,340
748,195
Environmental Services — 4.2%
650 Ecolab Inc. ............................................... 164,788
2,000 Waste Connections Inc. ............................ 390,380
1,500 Waste Management Inc. ........................... 347,265
902,433
Equipment and Supplies — 2.7%
700 Federal Signal Corp. ................................. 51,485
300 FedEx Corp. .............................................. 73,134
150 Hubbell Inc. .............................................. 49,636
10,000 Mueller Water Products Inc., Cl. A ............. 254,200
130 Parker-Hannifin Corp. ............................... 79,021
250 Valmont Industries Inc. ............................. 71,343
578,819
Financial Services — 29.6%
20,730 Aegon Ltd. ............................................... 135,613
3,410 Ally Financial Inc. ..................................... 124,363
1,800 American Express Co. ............................... 484,290
1,800 Axis Capital Holdings Ltd. ......................... 180,432
26,200 Banco Bilbao Vizcaya Argentaria SA .......... 355,401
18,500 Barclays plc .............................................. 68,777
1,535 Capital One Financial Corp. ....................... 275,225

Gabelli SRI Fund, Inc.
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
325 Chubb Ltd. ............................................... $ 98,147
3,885 Citigroup Inc. ........................................... 275,796
14,500 Commerzbank AG .................................... 328,785
680 CoStar Group Inc.† ................................... 53,876
4,296 Credit Agricole SA .................................... 77,924
42,100 Daiwa Securities Group Inc. ...................... 278,945
346 Diamond Hill Investment Group Inc. .......... 49,423
3,400 First American Financial Corp. ................... 223,142
150 First Citizens BancShares Inc., Cl. A .......... 278,118
2,317 Flushing Financial Corp. ............................ 29,426
18,200 ING Groep NV .......................................... 354,037
3,750 ING Groep NV, ADR .................................. 73,463
560 Intercontinental Exchange Inc. .................. 96,600
1,900 Janus Henderson Group plc ...................... 68,685
1,685 KKR & Co. Inc. ......................................... 194,803
2,200 Moelis & Co., Cl. A ................................... 128,392
495 Morgan Stanley ........................................ 57,752
1,220 Nasdaq Inc. .............................................. 92,549
20,400 NatWest Group plc ................................... 119,057
3,226 NN Group NV ........................................... 178,879
1,475 PayPal Holdings Inc.† ............................... 96,244
1,055 S&P Global Inc. ........................................ 536,045
2,950 Shinhan Financial Group Co. Ltd., ADR ..... 94,636
19,000 Standard Chartered plc ............................. 279,670
2,750 State Street Corp. ..................................... 246,208
2,450 The Bank of New York Mellon Corp. .......... 205,481
1,440 The Charles Schwab Corp. ........................ 112,723
5,200 TrustCo Bank Corp. NY ............................. 158,496
6,411,403
Food — 8.5%
9,300 BellRing Brands Inc.† ............................... 692,478
4,500 Mondelēz International Inc., Cl. A .............. 305,325
4,600 Nestlé SA ................................................. 464,524
5,000 The Campbell's Company ......................... 199,600
1,500 The Kraft Heinz Co. ................................... 45,645
4,000 The Simply Good Foods Co.† .................... 137,960
1,845,532
Health Care — 3.3%
67 Eli Lilly & Co. ........................................... 55,336
190 HCA Healthcare Inc. .................................. 65,654
2,000 Henry Schein Inc.† ................................... 136,980
1,060 Merck & Co. Inc. ...................................... 95,146
120 Regeneron Pharmaceuticals Inc. ............... 76,108
1,205 Solventum Corp.† .................................... 91,628
345 The Cigna Group ...................................... 113,505
160 Vertex Pharmaceuticals Inc.† .................... 77,571
711,928
Machinery — 6.7%
230 Caterpillar Inc. .......................................... 75,854
Shares
Market
Value
48,200 CNH Industrial NV .................................... $ 591,896
6,595 Xylem Inc. ................................................ 787,839
1,455,589
Real Estate Investment Trust — 0.3%
560 Prologis Inc. ............................................ 62,602
Retail — 1.6%
1,225 Lowe's Companies Inc. ............................. 285,707
515 NIKE Inc., Cl. B ......................................... 32,692
200 The TJX Companies Inc. ........................... 24,360
342,759
Semiconductors — 2.6%
650 Advanced Micro Devices Inc.† .................. 66,781
364 Broadcom Inc. ......................................... 60,944
1,250 Infineon Technologies AG ......................... 41,083
500 Lam Research Corp. ................................. 36,350
755 NVIDIA Corp. ........................................... 81,827
1,490 Texas Instruments Inc. ............................. 267,753
554,738
Specialty Chemicals — 0.9%
372 Air Products and Chemicals Inc. ............... 109,710
1,050 DuPont de Nemours Inc. .......................... 78,414
188,124
Transportation — 0.2%
180 Union Pacific Corp. ................................... 42,523
TOTAL COMMON STOCKS .................. 20,905,006
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 3.4%
$ 750,000 U.S. Treasury Bills,
4.237% to 4.271%††,
05/06/25 to 06/12/25 ............................ 744,951
TOTAL INVESTMENTS — 100.0%
(Cost $14,465,773) ............................... $ 21,649,957
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt